General and administrative expenses	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
General and administrative expenses
Note 8. General and administrative expenses

	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Salaries and social security	10,958	6,493	375	2,913
Share-based payments	10,655	4,021	—	—
Fees and compensation for services	9,603	9,067	67	293
Employee benefits	6,055	2,366	253	639
Taxes, rates and contributions	1,718	951	18	27
Institutional advertising and promotion	1,179	272	—	—
Depreciation of property, plant and equipment	—	—	518	2,066
Others	2,232	1,032	235	836

Total general and administrative expenses	42,400	24,202	1,466	6,774